Interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Treasury shares	Other Reserves	Accumulated losses	Total	Non-controlling interests	Total
Opening Balance at Dec. 31, 2023	€ (65,405)	€ 806,677	€ (571,931)	€ 169,341	€ (3,713)	€ 165,628
Comprehensive loss
Loss for the period			(57,317)	(57,317)	(12,059)	(69,376)
Currency translation difference		(2,538)		(2,538)	(260)	(2,798)
Net actuarial reserve from defined benefit plans		45		45		45
Total comprehensive loss		(2,493)	(57,317)	(59,810)	(12,319)	(72,129)
Transactions with owners
Repurchase of ordinary shares	9,414	(9,414)
Employee share-based compensation		827		827		827
Capital contribution from non-controlling interests					5	5
Other		(1,607)		(1,607)		(1,607)
Total transactions with owners	9,414	(10,194)		(780)	5	(775)
Closing Balance at Jun. 30, 2024	(55,991)	793,990	(629,248)	108,751	(16,027)	92,724
Opening Balance at Dec. 31, 2024	(46,576)	779,356	(737,186)	(4,406)	(28,505)	(32,911)
Comprehensive loss
Loss for the period			(73,154)	(73,154)	(13,630)	(86,784)
Currency translation difference		10,860		10,860	1,989	12,849
Total comprehensive loss		10,860	(73,154)	(62,294)	(11,641)	(73,935)
Transactions with owners
Repurchase of ordinary shares	46,576	(47,245)		(669)		(669)
Employee share-based compensation		174		174		174
Changes in ownership interest in a subsidiary without change of control		(17,854)		(17,854)	17,375	(479)
Total transactions with owners	€ 46,576	(64,925)		(18,349)	17,375	(974)
Closing Balance at Jun. 30, 2025		€ 725,291	€ (810,340)	€ (85,049)	€ (22,771)	€ (107,820)